EXPENSES BY NATURE - Summary of Directors Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive Directors
Wages and salaries	$ 124,834	$ 113,267	$ 83,790
Non-Executive Directors
Total remuneration	5,585	6,989	6,340
Executive Director
Executive Directors
Wages and salaries	1,073	1,157	1,119
Taxable benefits	20	24	22
Benefit plan	46	73	71
Bonus	1,130	1,631	1,427
Long-term incentives	2,322	3,193	3,018
Non-Executive Directors
Total remuneration	4,591	6,078	5,657
Non-Executive Director
Non-Executive Directors
Fees	994	911	683
Total remuneration	$ 994	$ 911	$ 683